SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (Details) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Applicable tax rate	12.50%
Carry forward tax losses	$ 124,336	$ 69,393	$ 45,095